13. Intangible assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets cost, beginning	$ 14,172,691	$ 13,255,387
Additions	6,094,377	0
Transfers	33,941	917,304
Intangible assets cost, ending	20,301,009	14,172,691
Intangible assets amortization, beginning	10,734,183	10,196,271
Amortization for the year	1,421,176	537,912
Impairment	1,076,863	0
Intangible assets amortization, ending	13,232,222	10,734,183
Intangible assets net book value	7,068,787	3,438,508
Concession right
Disclosure of detailed information about intangible assets [line items]
Intangible assets cost, beginning	12,160,063	12,160,063
Additions	0	0
Transfers	0	0
Intangible assets cost, ending	12,160,063	12,160,063
Intangible assets amortization, beginning	9,625,077	9,118,079
Amortization for the year	506,997	506,998
Impairment	0	0
Intangible assets amortization, ending	10,132,074	9,625,077
Intangible assets net book value	2,027,989	2,534,986
Transmission lines for Achiras and La Castellana wind farms
Disclosure of detailed information about intangible assets [line items]
Intangible assets cost, beginning	917,304	0
Additions	0	0
Transfers	9,171	917,304
Intangible assets cost, ending	926,475	917,304
Intangible assets amortization, beginning	30,914	0
Amortization for the year	46,264	30,914
Impairment	0	0
Intangible assets amortization, ending	77,178	30,914
Intangible assets net book value	849,297	886,390
Electrical substation for La Genoveya 2 wind farm
Disclosure of detailed information about intangible assets [line items]
Intangible assets cost, beginning	0	0
Additions	0	0
Transfers	24,770	0
Intangible assets cost, ending	24,770	0
Intangible assets amortization, beginning	0	0
Amortization for the year	407	0
Impairment	0	0
Intangible assets amortization, ending	407	0
Intangible assets net book value	24,363	0
Turbogas and turbosteam supply agreements for thermal station Brigadier Lopez
Disclosure of detailed information about intangible assets [line items]
Intangible assets cost, beginning	0	0
Additions	6,094,377	0
Transfers	0	0
Intangible assets cost, ending	6,094,377	0
Intangible assets amortization, beginning	0	0
Amortization for the year	850,376	0
Impairment	1,076,863	0
Intangible assets amortization, ending	1,927,239	0
Intangible assets net book value	4,167,168	0
Others
Disclosure of detailed information about intangible assets [line items]
Intangible assets cost, beginning	1,095,324	1,095,324
Additions	0	0
Transfers	0	0
Intangible assets cost, ending	1,095,324	1,095,324
Intangible assets amortization, beginning	1,078,192	1,078,192
Amortization for the year	17,132	0
Impairment	0	0
Intangible assets amortization, ending	1,095,324	1,078,192
Intangible assets net book value	$ 0	$ 17,132